Organization and Principal Activities	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Principal Activities
1.	Organization and Principal Activities

(a)	Principal activities
LAIX Inc. (the “Company”) was incorporated on August 19, 2013 under the law of Cayman Islands as an exempted company with limited liability. The Company, through its subsidiaries and consolidated variable interest entities (“VIEs”) (collectively referred to as the “Group”) is primarily engaged in providing online English learning services through its Liulishuo mobile app in the People’s Republic of China (the “PRC”). Users can purchase the Company’s services by subscribing the courses either directly from the Company or through authorized online commerce platform partners.
As of December 31, 2020, the Company’s major subsidiaries, major VIEs and VIE’s subsidiary are as follows:

Company Name	Date of establishment	Place of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Wholly owned subsidiaries of the Company:
LingoChamp US Inc.	Established on August 15, 2017	US	100%	AI lab operation
LingoChamp (HK) Limited	Established on August 29, 2013	Hong Kong	100%	Investment holding
Yuguan Information Technology (Shanghai) Co., Ltd. (“Yuguan WFOE”)	Established on November 19, 2013	PRC	100%	Technology development
Yuling Culture Communication (Shanghai) Co., Ltd.	Established on October 13, 2015	PRC	100%	Provision of cross-border loan arrangement
Variable Interest Entity (“VIEs”)
Shanghai Liulishuo Information and Technology Co., Ltd. (“Shanghai Liulishuo” or “Shanghai Liulishuo VIE”)	Established on May 17, 2013	PRC	100%	Provision of English learning services
Shanghai Mengfan Culture Communication Co., Ltd. (“Mengfan”)	Established on December 8, 2014	PRC	100%	Provision of marketing support services
Shanghai Mengfan Education Training Co., Ltd. (“Mengfan Education”)	Established on April 18, 2019	PRC	100%	Provision of English learning service
Subsidiary of Variable Interest Entity (“VIE ’s subsidiary”)
Wuhan Liulishuo Information and Technology Co., Ltd.	Established on January 14, 2019	PRC	100%	Provision of marketing support service

(b)	Organization Structure
To facilitate offshore financing, an offshore corporate structure was formed in 2013, which was carried out as follows:

1)	On August 19, 2013, upon the Company was incorporated in the Cayman Islands by the founders.

2)	On August 29, 2013, LingoChamp HK was incorporated in Hong Kong with 100% ownership by the Company.

3)	On November 19, 2013, Yuguan WFOE was incorporated in the PRC with 100% ownership by LingoChamp HK.
By entering into a series of commercial agreements in 2013, 2014 (revised in May 2018), 2018 and 2019 (the “VIE Agreements”), Shanghai Liulishuo, Mengfan, Jiangsu Liulishuo Education Technology Co., Ltd. (the “Jiangsu Liulishuo”, terminated in 2019) and Mengfan Education became VIEs on December 19, 2013, December 8, 2014, May 29, 2018 and April 22, 2019, respectively, whose primary beneficiaries are Yuguan WFOE and shareholders of Shanghai Liulishuo, Mengfan, Jiangsu Liulishuo and Mengfan Education became the “Nominee Shareholders” of Shanghai Liulishuo, Mengfan, Jiangsu Liulishuo and Mengfan Education, respectively. The Company has therefore consolidated the financial statements of VIEs.
Please refer to below discussions for the contractual agreements.

(c)	VIE arrangements
There are some uncertainties as to whether applicable PRC laws and regulations prohibit foreign investors from providing internet and other business in the PRC. To comply with the relevant PRC laws and regulations, the Company operates substantially all of its business through its VIEs. To provide the Company the control of the VIEs, Yuguan WFOE entered into a series of contractual arrangements with the VIEs or its equity holders as follows:
Contractual Agreements with VIEs
Exclusive Technology Services Agreements
Under the exclusive technology services agreements entered into between the VIEs and Yuguan WFOE, Yuguan WFOE has the exclusive right to provide to the VIEs technology support, business management consulting, marketing consultation, products research and development and technology services which are related to all of the business operations of the VIEs. Yuguan WFOE owns the exclusive ownership of intellectual property rights created because of the performance of this agreement. In return for these services, the VIEs shall pay Yuguan WFOE an annual service fee, which subject to the determination by Yuguan WFOE at its sole discretion. The term of this agreement will expire in 30 years from its establishment and then be automatically renewed except that Yuguan WFOE is entitled to terminate the agreement upon the expiration of such
30-year
term as long as a
30-day
prior written termination notice is provided to the VIEs. The service fee charged by Yuguan WFOE to the VIEs for the years ended December 31,
2018,
2019 an
d
 2020 was RMB 285,240
, RMB
600,999
and RMB 426,886, respectively
.

As of December 31, 2020, RMB 87,851 service fee was remaining to be paid by the VIEs.
Exclusive Call Option Agreements
Under the exclusive call option agreements entered into among the VIEs, Yuguan WFOE and each of the equity holders of the VIEs, each of the equity holders of the VIEs irrevocably granted Yuguan WFOE an exclusive option to purchase, or have its designated representatives to purchase, to the extent permitted under the PRC law, all or part of his or its equity interests in the VIEs and all or part of assets of the VIEs. Yuguan WFOE or its designated representatives have sole discretion as to when to exercise such options, either in part or in full. The exercise prices for the VIEs shall be the higher of the capital contribution amount for the relevant equity interests, or net book value of such assets, or the lowest allowable purchase amount permitted by the PRC law. Without Yuguan WFOE’s prior written consent, the VIEs’ equity holders shall not sell, transfer, mortgage or otherwise dispose their equity interests in the VIEs. The agreements expire upon transfer of all equity interest and assets of the VIEs to Yuguan WFOE or its designated representatives.
Proxy Agreements
Pursuant to the proxy agreements entered into among Yuguan WFOE, the VIEs and each of the equity holders of the VIEs, each equity holder of the VIEs irrevocably undertakes to appoint a PRC citizen designated by Yuguan WFOE as the attorney-in-fact
to act on his behalf to exercise all of his rights as equity holders of the VIEs, including but not limited to the right to convene and attend shareholders’ meeting, voting on all matters of the VIEs under their Articles of Association, nominating and appointing the directors and other senior management members of the VIEs. Each proxy agreement has an initial term of 30 years and shall be automatically renewed unless otherwise notified by Yuguan WFOE.
Equity Pledge Agreements
Pursuant to the equity pledge agreements among Yuguan WFOE, the VIEs and the equity holders of the VIEs, the equity holders of the VIEs shall pledge all of their equity interests in the VIEs to Yuguan WFOE to guarantee the performance by the VIEs and the equity holders’ performance of their respective obligations under the exclusive call option agreements, exclusive technology services agreements, the proxy agreements, the equity pledge agreements and the loan agreement in relation to Mengfan Education. The pledge will be effective upon registration with the local branch of the SAMR. In enforcing the pledge, if the VIEs and/or their shareholders breach their contractual obligations under those agreements, Yuguan WFOE, as pledgee, will be entitled to certain rights, including the right to dispose of the pledged equity interests.

Spousal Consent Letters
Each spouse of the married equity holders of the VIEs entered into a Spousal Consent Letter, which unconditionally and irrevocably agreed that the equity interests in the VIEs held by and registered in the name of their spouse will be disposed of pursuant to the equity pledge agreements, the exclusive call option agreements, and the proxy agreements. Each spouse agreed not to assert any rights over the equity interests in the VIEs held by their spouse. In addition, in the event that any of them obtains any equity interests in the VIEs held by their spouse for any reason, they agreed to be bound by similar obligations and agreed to enter into similar contractual agreements.
Loan Agreement
The equity interests holders of Mengfan Education and Yuguan also entered into a loan agreement. Pursuant to the loan agreement, Yuguan has agreed to extend an interest-free loan in an aggregate amount of RMB1.0 million to the shareholders of Mengfan Education solely for the capitalization of Mengfan Education. Pursuant to the loan agreements, Yuguan has the right to require repayment of the loans upon delivery of thirty-day’s
prior notice to the shareholders, and the shareholders shall repay the loans by sale of their equity interests in Mengfan Education to Yuguan or its designated persons if required by Yuguan, or other methods as determined by the board of Yuguan.
Through the aforementioned contractual agreements, the Company has the ability to:

•
exercise effective control over the VIEs whereby having the power to direct Shanghai Liulishuo, Mengfan, Jiangsu Liulishuo and Mengfan Education’s activities that most significantly drive the economic results of them;

•
receive substantially all of the economic benefits and residual returns, and absorb substantially all the risks and expected losses from Shanghai Liulishuo, Mengfan, Jiangsu Liulishuo and Mengfan Education as if it was their sole shareholder; and

•	have an exclusive option to purchase all of the equity interests in Shanghai Liulishuo, Mengfan, Jiangsu Liulishuo and Mengfan Education.
Management therefore concluded that the Company, through the above contractual arrangements, has the power to direct the activities that most significantly impact the VIEs’ economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the VIEs, and therefore the Company is the ultimate primary beneficiary of these VIEs. Consequently, the financial results of the VIEs were included in the Group’s consolidated financial statements.

(d)	Combined financial information of the VIEs and VIEs’ subsidiary
The following combined financial information of the Group’s VIEs and VIEs’ subsidiary as of December 31, 2019 and 2020 and for the years ended December 31, 2018, 2019 and 2020 was included in the accompanying consolidated financial statements of the Group as follows:

	As of December 31,
	2019	2020
Assets
Current assets
Cash and cash equivalents	137,364	37,673
Restricted cash	100	20
Accounts receivable, net	7,360	5,892
Amounts due from inter-company entities	3,258	4,254
Prepayments and other current assets	60,942	36,298

Total current assets	209,024	84,137

Non-current assets
Property and equip m ent, net	34,815	15,773
Operating lease right-of-use assets, net	113,616	48,862
Other non-current assets	6,023	3,510
Deferred tax assets	15,336	13,547

Total non-current assets	169,790	81,692

Total assets	378,814	165,829

	As of December 31,
	2019	2020
Liabilities
Current liabilities
Accounts payable	91,896	50,443
Amounts due to inter-company entities	219,744	169,717
Deferred revenue, current	695,971	689,325
Salary and welfare payable	73,946	56,946
Tax payable	46,823	48,058
Operating lease liability, current	29,119	19,465
Accrued liabilities and other current liabilities	11,938	16,405

Total current liabilities	1,169,437	1,050,359

Deferred revenue, non-current	—	56,905
Operating lease liability, non-current	83,282	32,933
Other non-current liabilities	1,000	2,380

Total non-current liabilities	84,282	92,218

Total liabilities	1,253,719	1,142,577

	For the years ended December 31,
	2018	2019	2020
Net revenues	637,034	1,023,213	972,628
Net loss	(387,668)	(298,596)	(101,843)

	For the years ended December 31,
	2018	2019	2020
Net cash provided by/(used in) operating activities	48,285	109,999	(98,741)
Net cash used in investing activities	(15,538)	(31,603)	(1,030)
Net cash provided by financing activities	5,055	1,000	—

Net increase/(decrease) in cash, cash equivalents and restricted cash	37,802	79,396	(99,771)

In accordance with the aforementioned agreements, the Company has power to direct activities of the VIEs, and can have assets transferred freely out of the VIEs without restrictions. Therefore, the Company considers that there is no asset in the VIEs that can be used only to settle obligations of the respective VIE, except for registered capital, as of December 31, 2019 and 2020. As the VIEs are incorporated as limited liability Companies under the PRC Company Law, the creditors of the VIEs do not have recourse to the general credit of the Company. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIEs. As the Group is conducting certain businesses in the PRC through the VIEs, the Group may provide additional financial support on a discretionary basis in the future, which could expose the Group to a loss.
The VIEs’ assets comprise both recognized and unrecognized revenue-producing assets. The recognized revenue-producing assets mainly include leasehold improvements, computers and network equipment. The unrecognized revenue-producing assets mainly consist of patents, trademarks and assembled workforce which are not recorded in the financial statements of the VIEs as it did not meet the recognition criteria set in
ASC 350-30-25.
There is no VIE where the Company has variable interest but is not the primary beneficiary.

(e)	Risks associated with VIE arrangements
Though the PRC has, since 1978, implemented a wide range of market-oriented economic reforms, continued reforms and progress towards a full market-oriented economy are uncertain. In addition, the telecommunication, information, and media industries remain highly regulated. Restrictions are currently in place and are unclear with respect to which segments of these industries foreign owned entities, like the Company, may operate. The Chinese government may issue from time to time new laws or new interpretations on existing laws to regulate areas such as telecommunication, information and media. Regulatory risk also encompasses the interpretation by the tax authorities of current tax laws, and the Group’s legal structure and scope of operations in the PRC, which could be subject to further restrictions resulting in limitations on the Company’s ability to conduct business in the PRC.
There are uncertainties regarding the interpretation and application of current and future PRC laws, rules and regulations, including but not limited to the laws, rules and regulations governing the validity and enforcement of the contractual arrangements with consolidated VIEs. Although the Group believes that the contractual arrangements among its equity holders and Yuguan WFOE comply with PRC law and are legally enforceable. However, the Company cannot assure that the PRC regulatory authorities will not adopt any new regulation to restrict or prohibit foreign investments in the internet related business through contractual arrangements in the future or that it will not determine that the ownership structure and contractual arrangements violate PRC laws, rules or regulations. If the Company and its consolidated VIEs are found to be in violation of any existing or future PRC laws or regulations, or fail to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities would have broad discretion in dealing with such violations, including:

(a)	revoking the business licenses of such entities;

(b)	discontinuing or restricting the conduct of any transactions between the Company’s PRC subsidiaries and the VIEs;

(c)
imposing fines, confiscating the income of the VIEs or the Company’s PRC subsidiaries, or imposing other requirements with which the Company or its PRC subsidiaries and consolidated VIEs may not be able to comply;

(d)
requiring the Company to restructure its ownership structure or operations, including terminating the contractual arrangements with the VIEs and deregistering the equity pledges of the VIEs, which in turn would affect its ability to consolidate, derive economic interests from, or exert effective control over the VIEs; or

(e)	restricting or prohibiting its use of the proceeds of any offering to finance its business and operations in China.
If the imposition of any of these penalties precludes the Company from operating its business, it would no longer be in a position to generate revenue or cash from it. If the imposition of any of these penalties causes the Company to lose its rights to direct the activities of its consolidated VIEs or its rights to receive its economic benefits, the Company would no longer be able to consolidate these entities, and its financial statements would no longer reflect the results of operations from the business conducted by VIEs except to the extent that the Company receives payments from VIEs under the contractual arrangements. Either of these results, or any other significant penalties that might be imposed on the Company in this event, would have a material adverse effect on its financial condition and results of operations.
On January 19, 2015, the Ministry of Commerce of the PRC, or (the “MOFCOM”) released on its Website for public comment a proposed PRC law (the “Draft FIE Law”), according to which, variable interest entities that are controlled via contractual arrangements would also be deemed as FIEs, if they are ultimately “controlled” by foreign investors.
In March 2019, the PRC National People’s Congress promulgated the Foreign Investment Law, or the 2019 PRC Foreign Investment Law, which became effective on January 1, 2020 and replaced the major existing laws and regulations governing foreign investment in the PRC. The approved Foreign Investment Law does not touch upon the relevant concepts and regulatory regimes that were historically suggested for the regulation of VIE structures, and thus this regulatory topic remains unclear under the Foreign Investment Law. As the 2019 PRC Foreign Investment Law is newly adopted and relevant government authorities may promulgate more laws, regulations or rules on the interpretation and implementation of the 2019 PRC Foreign Investment Law, the possibility can’t be ruled out that the VIE structure adopted by the Group may be deemed as a method of foreign investment by, any of such future laws, regulations and rules, which cause significant uncertainties as to whether the Group’s VIE structures would be treated as a method of foreign investment. If the Group’s VIE structure would be deemed as a method of foreign investment under any of such future laws, regulations and rules, and any of the Group’s businesses operation would fall in the “negative list” for foreign investment that is subject to any foreign investment restrictions or prohibitions, the Group would be required to take further actions to comply with such laws, regulations and rules, which may materially and adversely affect the Group’s current corporate structure, corporate governance, business, financial conditions and results of operations.